SCHEDULE OF CASH AND CASH EQUIVALENT (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Cash at bank and in hand	$ 14,594,268	$ 1,560,902
GBP [member]
IfrsStatementLineItems [Line Items]
Cash at bank and in hand	1,147,544	21,829
European [member]
IfrsStatementLineItems [Line Items]
Cash at bank and in hand	149,063	5,308
USD [member]
IfrsStatementLineItems [Line Items]
Cash at bank and in hand	$ 13,297,661	$ 1,533,765